Cover	Jun. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2022
Entity File Number	001-41395
Entity Registrant Name	BRIGHT GREEN CORPORATION
Entity Central Index Key	0001886799
Entity Tax Identification Number	83-4600841
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	401 East Las Olas Blvd.
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Ft. Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	(201)
Local Phone Number	370-1140
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BGXX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false